FINANCIAL INSTRUMENTS - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Financial Instruments:
Balance, beginning of period	$ (40,202)	$ (85,885)
Total gains (losses)	418,487	(2,900)
Purchases	60,844	(4,059)
Sales	(9,290)	(1,670)
Settlements	(8,150)	54,312
Balance, end of period	$ 421,689	$ (40,202)